The Mexico Fund, Inc.

Fund Information for Third Fiscal Quarter Ending July 31, 2003

As part of continuing efforts to minimize Fund expenses and recognizing the increasing use of electronic media, the Fund is now publishing its Schedule of Investments and Statement of Assets and Liabilities for the first and third fiscal quarters as well as the Fund's annual and semi-annual reports on the web site at the section "Quarterly Report." The Fund will continue printing and distributing to stockholders its semi- and annual reports. Below please find the Fund's Schedule of Investments and Statement of Assets and Liabilities for the Fund's third fiscal quarter ending July 31, 2003 accompanied by other relevant Fund disclosures.

The Mexico Fund, Inc.

Schedule of Investments as of July 31, 2003 (Unaudited)

					Percent
Shares Held		Common Stock (95.81%)	Series	Value	of Net Assets
		Cement Industry
1,081,800		Apasco, S.A. de C.V.	*	$ 8,462,757	3.37%
3,457,972		Cemex, S.A. de C.V.	CPO	16,474,513	6.55
				--------------	-------
				24,937,270	9.92
		Communications
6,231,800		América Móvil, S.A. de C.V.	A	6,957,579	2.77
13,264,400		América Móvil, S.A. de C.V.	L	14,847,033	5.90
6,265,300	(a)	América Telecom, S.A. de C.V.	A1	6,483,008	2.58
8,878,200	(a)	Carso Global Telecom, S.A. de C.V.	A1	10,637,677	4.23
3,448,700		Grupo Televisa, S.A.	CPO	6,521,016	2.59
6,231,500		Teléfonos de México, S.A. de C.V.	A	9,698,694	3.86
7,994,100		Teléfonos de México, S.A. de C.V.	L	12,472,385	4.96
				--------------	-------
				67,617,392	26.89
		Financial Groups
9,120,609	(a)	Grupo Financiero BBVA Bancomer, S.A. de C.V.	B	7,686,953	3.06
1,654,700		Grupo Financiero Banorte, S.A. de C.V.	O	4,402,345	1.75
6,295,500		Grupo Financiero Inbursa, S.A. de C.V.	O	6,406,583	2.55
-	(a)	Grupo Financiero Scotiabank Inverlat Recovery Trust		-	0.00
				---------------	-------
				18,495,881	7.36
		Food and Beverages
2,164,500	(a)	Coca-Cola Femsa, S.A. de C.V.	L	4,933,949	1.96
1,623,600		Embotelladoras Arca, S.A. de C.V.	*	2,622,616	1.04
2,030,599		Fomento Económico Mexicano, S.A. de C.V.	UBD	7,843,168	3.12
2,289,200		Gruma, S.A. de C.V.	B	2,610,188	1.04
4,530,000		Grupo Bimbo, S.A. de C.V.	A	7,106,439	2.83
2,427,300		Grupo Continental, S.A.	*	3,759,394	1.50
3,681,300		Grupo Modelo, S.A. de C.V.	C	8,888,176	3.53
				--------------	-------
				37,763,930	15.02
		Holding Companies
3,327,000		Alfa, S.A. de C.V.	A	6,834,634	2.72
4,432,700	(a)	Corporación Interamericana de Entretenimiento, S.A. de C.V.	B	7,787,751	3.10
2,035,200		Grupo Carso, S.A. de C.V.	A1	6,379,640	2.54
5,208,700		Grupo Imsa, S.A. de C.V.	UBC	6,928,898	2.76
1,979,500	(a)	Grupo Sanborns, S.A. de C.V.	B-1	2,351,106	0.93
3,513,500		Vitro, S.A.	A	2,450,433	0.97
				--------------	-------
				32,732,462	13.02
		Housing
4,578,200	(a)	Consorcio ARA, S.A. de C.V.	*	10,309,792	4.10
3,405,600	(a)	Corporación Geo, S.A. de C.V.	B	12,668,704	5.04
				--------------	-------
				22,978,496	9.14
		Mining Industry
2,044,100	(a)	Grupo México, S.A. de C.V.	B	3,156,184	1.25

		Pulp and Paper
2,102,680		Kimberly-Clark de México, S.A. de C.V.	A	5,088,724	2.02

		Retail Stores
2,107,000		Controladora Comercial Mexicana, S.A. de C.V.	UBC	1,479,503	0.59
862,300	(a)	Organización Soriana, S.A. de C.V.	B	1,827,133	0.72
4,444,793		Wal-Mart de México, S.A. de C.V.	C	11,939,445	4.75
2,319,900		Wal-Mart de México, S.A. de C.V.	V	6,934,813	2.76
				---------------	-------
				22,180,894	8.82
		Service
4,038,500		Grupo Aeroportuario del Sureste, S.A. de C.V.	B	5,947,830	2.37

		Total Common Stock (Identified Cost $186,323,631)		$ 240,899,063	95.81%
		Value	Percent of Net
Securities	Short-Term Securities (3.08%)	(Note 1)	Assets

Repurchase Agreements	BBVA Bancomer, S.A., 4.10%, dated 07/31/03, due 08/01/03, repurchase price $7,257,968, collateralized by Bonos del Gobierno Federal. Value of collateral $7,257,968	$ 7,257,142	2.88%
	Comerica Bank, 0.987%, dated 07/31/03, due 08/02/03, repurchase price $493,437, collateralized by U.S. Government Agency Securities. Value of collateral $494,437	493,423	0.20
		-----------------	-----------
	Total Short-Term Securities (Identified cost $7,750,565)	7,750,565	3.08
		-----------------	-----------
	Total Investments (Identified cost $194,074,196)	248,649,628	98.89
	Other Assets in Excess of Liabilities	2,785,093	1.11
		-----------------	-----------
	Net Assets Equivalent to $16.18 per share on 15,540,035 shares of capital stock outstanding	$251,434,721	100.00%
		==========	=======

(a) Shares of these securities are currently non-income producing. Equity investments that have not paid dividends within the last twelve months are considered to be non-income producing.

The Mexico Fund, Inc.

Statement of Assets and Liabilities as of July 31, 2003 (Unaudited)

Assets:
Investments:
Securities, at value:
Common stock (identified cost - $186,323,631)	$ 240,899,063
Short term securities (identified cost - $7,750,565)	7,750,565
	---------------
Total investments (identified cost - $194,074,196)		$ 248,649,628
Receivables from securities sold		4,671,331
Interest receivable		830
		---------------
Total assets		253,321,789
		---------------
Liabilities:
Payable to Investment Advisor		280,287
Payables for securities purchased		1,338,885
Accrued expenses and other liabilities		267,896
		---------------
Total liabilities		1,887,068
		---------------

Net Assets - Equivalent to $16.18 per share on 15,540,035 shares of capital stock outstanding		$251,434,721
		==========
Composition of Net Assets:
Common stock		$ 15,540,035
Additional paid in capital		180,118,320
Accumulated net investment income		593,272
Accumulated net realized gain on investments		689,189
Unrealized appreciation of investments and translation of assets and
liabilities in foreign currency		54,493,905
		---------------
		$251,434,721
		==========

Concentration Policy

The Fund has adopted a concentration policy that permits it to concentrate its investments in any industry or group of industries in the IPC Index (or any successor or comparable index as determined by the Board of Directors to be an appropriate measure of the Mexican market) if, at the time of investment, such industry represents 20% or more of the IPC Index; provided, however, that the Fund will not exceed the IPC Index concentration by more than 5%.

Currently, the only industry group that represents 20% or more of the value of the securities included in the IPC Index is the communications industry group. This industry category includes local, long-distance, and cellular telephone companies, as well as broadcast and media companies. Approximately 86% of this industry group is comprised of stocks of telecommunications companies. As of the end of the Fund's third fiscal quarter, 26.89% of the Fund's net assets were invested in the communications sector. This is compared with the communications industry group's weighting of 41.15% of the IPC Index. The Fund's investment adviser will continue to evaluate the concentration in this industry and may choose not to concentrate in this industry group in the future or to concentrate in other industries subject to the concentration policy described above.

Periodic Repurchase Offer Policy

The Fund has a fundamental policy to conduct periodic in-kind repurchase offers at no less than 98% of NAV for between one and one hundred percent of the Fund's outstanding shares. This policy is intended to provide additional liquidity to Fund shares and to reduce the discount at which Fund shares have been trading on the NYSE. Under this policy which was approved by stockholders and is the subject of exemptive relief granted by the Securities and Exchange Commission, the Fund offers to repurchase no less than five percent of the Fund's outstanding shares each fiscal year, based on the number of shares outstanding at the beginning of the fiscal year. Repurchase offers are in-kind and conducted at least once each fiscal year, but not more frequently than quarterly. The Board can set or reset the periodic interval between repurchase offers at three, six or 12 months.

The Fund anticipates conducting its next repurchase offer in January 2004.

The repurchase offers are not part of a plan to liquidate the Fund. Stockholder participation in the repurchase offers is not mandatory. Stockholders can continue to purchase and sell Fund shares in cash transactions on the New York Stock Exchange. The Fund continues to provide a convenient professionally managed vehicle for investing in Mexico.